Innovator S&P Investment Grade Preferred ETF
Schedule of Investments
January 31, 2022 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 99.68% (a)
Banks - 37.25%
Bank of America Corp., Series 02, 3.000% to 02/28/2022 then 3-Month Libor + 0.650% (b)	30,494	$685,201
Bank of America Corp., Series 5, 4.000% to 02/212022 then 3-Month Libor + 0.500% (b)	28,713	683,369
Bank of America Corp., Series E, 4.000% to 02/16/2022 then 3-Month Libor + 0.350% (b)	28,559	683,417
Bank of America Corp., Series GG, 6.000%	27,087	706,971
Bank of America Corp., Series HH, 5.875%	27,234	716,799
Bank of America Corp., Series KK, 5.375%	26,877	703,640
Bank of America Corp., Series LL, 5.000%	27,357	703,075
Bank of America Corp., Series NN, 4.375%	28,565	675,277
Bank of America Corp., Series PP, 4.125% (b)	28,743	665,400
Bank of America Corp., Series QQ, 4.250%	28,634	666,313
Bank of Hawaii Corp., Series A, 4.375%	280,619	6,628,221
Cullen/Frost Bankers, Inc., Series B, 4.450% (b)	285,305	6,855,879
First Citizens BancShares, Inc./NC, Series A, 5.375%	275,345	7,095,640
First Republic Bank/CA, Series J, 4.700% (b)	54,754	1,341,473
First Republic Bank/CA, Series K, 4.125% (b)	58,332	1,332,303
First Republic Bank/CA, Series L, 4.250%	58,220	1,333,238
First Republic Bank/CA, Series M, 4.000%	60,847	1,341,676
First Republic Bank/CA, Series N, 4.500%	56,792	1,349,946
JPMorgan Chase & Co., Series DD, 5.750%	44,593	1,171,012
JPMorgan Chase & Co., Series EE, 6.000%	44,035	1,171,771
JPMorgan Chase & Co., Series GG, 4.750%	45,698	1,146,106
JPMorgan Chase & Co., Series JJ, 4.550%	46,606	1,134,856
JPMorgan Chase & Co., Series LL, 4.625%	46,606	1,141,847
JPMorgan Chase & Co., Series MM, 4.200% (b)	47,969	1,108,564
Northern Trust Corp., Series E, 4.700%	270,163	6,835,124
State Street Corp., Series D, 5.900% to 03/15/2024 then 3-Month Libor + 3.108%	132,757	3,518,061
State Street Corp., Series G, 5.350% to 03/15/2026 then 3-Month Libor + 3.709% (b)	126,112	3,489,519
The PNC Financial Services Group, Inc., Series P, 6.125% to 05/01/2022 then 3-Month Libor + 4.067% (b)	278,768	7,058,406
Truist Financial Corp., Series O, 5.250% (b)	129,853	3,428,119
Truist Financial Corp., Series R, 4.750%	136,108	3,459,865
US Bancorp., Series B, 3.500% to 04/18/2022 then 3-Month Libor + 0.600% (b)	75,243	1,718,550
US Bancorp., Series K, 5.500% (b)	67,694	1,759,367
US Bancorp., Series L, 3.750%	77,019	1,705,201
US Bancorp., Series M, 4.000% (b)	72,772	1,688,310
		75,702,516
Capital Markets - 7.12%
KKR & Co., Inc., Series C, 6.000%, 09/15/2023 (b)	81,730	7,254,355
Oaktree Capital Group LLC, Series B, 6.550%	272,007	7,224,506
		14,478,861
Diversified Financial Services - 6.91%
Apollo Asset Management, Inc., Series A, 6.375%	141,304	3,553,796
Apollo Asset Management, Inc., Series B, 6.375%	135,542	3,507,827
The Charles Schwab Corp., Series D, 5.950%	140,531	3,614,457
The Charles Schwab Corp., Series J, 4.450%	139,167	3,377,583
		14,053,663
Electric - 6.95%
Alabama Power Co., Series A, 5.000%	279,200	7,206,152
Brookfield Renewable Partners LP, Series 17, 5.250%	276,087	6,915,979
		14,122,131

Insurance - 27.59%
Arch Capital Group Ltd., Series F, 5.450%	140,311	3,584,946
Arch Capital Group Ltd., Series G, 4.550%	140,311	3,394,123
Athene Holding Ltd., Series A, 6.350% to 06/30/2029 then 3-Month USD Libor + 4.253%	62,032	1,725,110
Athene Holding Ltd., Series B, 5.625%	68,106	1,755,092
Athene Holding Ltd., Series C, 6.375% to 09/30/2025 then Five-Year Treasury Constant Maturity + 5.970% (b)	64,138	1,740,064
Athene Holding Ltd., Series D, 4.875%	70,432	1,722,062
Axis Capital Holdings Ltd., Series E, 5.500%	285,077	7,141,178
MetLife, Inc., Series A, 4.000% to 03/15/2022 then 3-Month Libor + 1.000%	94,801	2,344,429
MetLife, Inc., Series E, 5.625%	90,396	2,403,630
MetLife, Inc., Series F, 4.750%	90,602	2,281,358
PartnerRe Ltd., Series J, 4.875%	268,849	6,828,764
RenaissanceRe Holdings Ltd., Series F, 5.750%	136,158	3,632,695
RenaissanceRe Holdings Ltd., Series G, 4.200%	146,077	3,393,369
The Allstate Corp., 5.100% to 01/15/2023 then 3-Month Libor + 3.165%, 01/15/2053	92,744	2,335,294
The Allstate Corp., Series H. 5.100%	89,650	2,310,281
The Allstate Corp., Series I, 4.750% (b)	91,607	2,336,895
The Hartford Financial Services Group, Inc., 7.875% to 04/15/2022 then 3-Month Libor + 5.596%, 04/15/2042	140,806	3,586,329
The Hartford Financial Services Group, Inc., Series G, 6.000%	133,152	3,545,838
		56,061,457
Real Estate Investment Trusts - 10.43%
Kimco Realty Corp., Series L, 5.125%	141,081	3,597,566
Kimco Realty Corp., Series M, 5.250%	139,709	3,586,330
PS Business Parks, Inc., Series X, 5.250%	93,432	2,359,158
PS Business Parks, Inc., Series Y, 5.200%	93,176	2,371,328
PS Business Parks, Inc., Series Z, 4.875% (b)	90,122	2,313,432
Public Storage, Series F, 5.150%	25,602	654,131
Public Storage, Series G, 5.050%	25,539	651,755
Public Storage, Series H, 5.600%	24,415	655,299
Public Storage, Series I, 4.875%	24,964	647,067
Public Storage, Series L, 4.625%	24,983	640,564
Public Storage, Series M, 4.125%	26,125	618,640
Public Storage, Series N, 3.875% (b)	26,592	625,710
Public Storage, Series O, 3.900% (b)	26,336	613,629
Public Storage, Series P, 4.000%	26,431	615,578
Public Storage, Series Q, 3.950%	26,692	616,852
Public Storage, Series R, 4.000%	26,507	621,589
		21,188,628
Savings & Loans - 3.43%
Washington Federal, Inc., Series A, 4.875%	277,796	6,969,902
TOTAL PREFERRED STOCKS (Cost $210,438,618)		202,577,158

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.24%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 0.12% (c)	16,755,580	16,755,580
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $16,755,580)		16,755,580

SHORT TERM INVESTMENTS - 0.58%
Money Market Deposit Account - 0.58%	Principal Amount
U.S. Bank Money Market Deposit Account, 0.003% (d)	$1,170,620	1,170,620
TOTAL SHORT TERM INVESTMENTS (Cost $1,170,620)		1,170,620

Total Investments (Cost $228,364,818) - 108.50%		220,503,358
Liabilities in Excess of Other Assets - (8.50)%		(17,279,463)
TOTAL NET ASSETS - 100.00%		$203,223,895

Asset Type	% of Net Assets
Preferred Stocks	99.68%
Investments Purchased with Proceeds From Securities Lending	8.24
Short Term Investments	0.58
Total Investments	108.50
Liabilities in Excess of Other Assets	(8.50)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

USD - United States Dollar
Libor - London Interbank Offered Rate

(a) Securities with no stated maturity date are perpetual in nature.
(b) All or a portion of this security is on loan as of January 31, 2022. The total value of securities on loan is $16,677,437, or 8.21% of net assets. See Note 2.
(c) Represents annualized seven-day yield as of the end of the reporting period.
(d) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of January 31, 2022.

1) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Innovator ETFs Trust (the "Trust") in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Fund in  accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Fund for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Fund's investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

• Level 1 –Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 –Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of January 31, 2022:

	Level 1	Level 2	Level 3	Total
Assets
Preferred Stocks	$202,577,158	$-	$-	$202,577,158
Investments Purchased with Proceeds From Securities Lending	-	16,755,580	-	16,755,580
Short Term Investments	1,170,620	-	-	1,170,620
Total Assets	$203,747,778	$16,755,580	$-	$220,503,358

See the Schedule of Investments for the investments detailed by industry classification.

There were no Level 3 investments held by the Fund during the reporting period.

2) SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the securities lending agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank, N.A., the fund’s custodian (the “Agent”). Under the terms of the SLA, the Fund may lend securities to certain broker–dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non–U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non–cash collateral. Non–cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Fund's Schedule of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

As of January 31,2022, the values of the securities on loan and cash collateral received were as follows:

	Value of Securities on Loan	Cash Collateral Received
	$16,677,437	$16,755,580